Share-based Compensation - Nio Incentive Plans - Text and Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares
Number of Options Outstanding
Outstanding, Beginning Balance | shares	70,497,950		79,318,499		88,843,972
Granted | shares	1,685,000		2,468,150		16,077,700
Exercised | shares	(4,533,690)		(9,119,048)		(15,253,500)
Forfeited | shares	(1,197,777)		(2,143,711)		(9,030,781)
Expired | shares	(467,608)		(25,940)		(1,318,892)
Outstanding, Ending Balance | shares	65,983,875		70,497,950		79,318,499		88,843,972
Vested and expected to vest | shares		65,832,596
Exercisable | shares		55,898,588
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance		$ 4.76		$ 3.59		$ 2.38
Granted		3.03		13.89		8.09
Exercised		2.58		2.31		1.55
Forfeited		10.76		12.59		3.02
Expired		12.03		19.03		4.49
Outstanding, Ending Balance		3.57		$ 4.76		$ 3.59	$ 2.38
Vested and expected to vest		3.56
Exercisable		$ 3.22
Weighted Average Remaining Contractual Life, Outstanding, Options	4 years 6 months 3 days		5 years 5 months 8 days		6 years 4 months 20 days		6 years 9 months 7 days
Weighted Average Remaining Contractual Life, Options, Vested and expected to vest	4 years 6 months 3 days
Weighted Average Remaining Contractual Life, Options, Exercisable	4 years 5 months 26 days
Aggregate Intrinsic Value, Outstanding, Options | $		$ 465,353		$ 1,944,597		$ 3,581,119
Aggregate Intrinsic Value, Vested and expected to vest, Options | $		464,324
Aggregate Intrinsic Value, Exercisable, Options | $		$ 396,734
Weighted-average grant date fair value for options granted		$ 19.27		$ 33.54		$ 4.03
Recognized share-based compensation expenses | ¥	¥ 2,295,896		¥ 1,010,140		¥ 187,094
Nio Incentive Plan 2015
Share-based Compensation
Expiration period	10 years
Requisite service period	4 years
Nio Incentive Plan 2015 | Tranche one
Share-based Compensation
Vesting percentage	25.00%
Nio Incentive Plan 2015 | Tranche two
Share-based Compensation
Vesting period	36 months
Vesting percentage	75.00%
Nio Incentive Plan 2016
Share-based Compensation
Expiration period	7 years
Requisite service period	4 years
Nio Incentive Plan 2017
Share-based Compensation
Expiration period	10 years
Requisite service period	5 years
Options
Weighted Average Exercise Price, Options
Aggregate Intrinsic Value, Outstanding, Options | $							$ 164,363
Options | NIO Incentive Plans
Weighted Average Exercise Price, Options
Recognized share-based compensation expenses | ¥	¥ 379,178		¥ 534,641		¥ 177,543